Other current assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
VAT receivable, net	$ 453	$ 471
Withholding tax receivable	991	626
Prepaid insurance	2,852	0
Prepaid compensation	1,488	0
Prepaid expenses - other	3,815	4,215
UK R&D expenditure credit receivable	1,246	891
Other	410	852
Other current assets	$ 11,255	$ 7,055